SUPPLEMENTAL FINANCIAL INFORMATION - Deferred Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017
Deferred Revenue
Total deferred revenue	$ 11.8	$ 15.7
Revenue recognized during the year	12.2
Other current liabilities
Deferred Revenue
Total deferred revenue	11.5	15.3
Long-term retirement benefits and other liabilities
Deferred Revenue
Total deferred revenue	$ 0.3	$ 0.4